PROPERTY AND EQUIPMENT - Narrative (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
PROPERTY AND EQUIPMENT
Depreciation expenses	¥ 100,728	¥ 89,675	¥ 82,762